Employees - Share- based compensation plans, Narrative (Details) - EUR (€) € in Millions	2 Months Ended	12 Months Ended
	Feb. 21, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Share Based Compensation Plans [Line Items]
Shares and options outstanding in respect of share-based compensation plans		18,842,270	15,370,746
Book value of shares held in respect of share-based compensation plans eliminated on consolidation		€ 282	€ 388
Market value of shares held in respect of share-based compensation plans eliminated on consolidation		€ 144	€ 250
Number of shares granted	0
Number of shares vested	1,862,484
Number of shares forfeited	777,139
Management Co-Investment Plan
Disclosure of Share Based Compensation Plans [Line Items]
Percentage of annual bonus allowed to be invested		100.00%
Vesting period		4 years
Performance share plans
Disclosure of Share Based Compensation Plans [Line Items]
Vesting period		3 years
Unilever PLC
Disclosure of Share Based Compensation Plans [Line Items]
Number of shares transferred To employee share ownership trust (in shares)		2,727,097	4,453,244
Number of shares held as treasury shares		327,303	847,914
Bottom of range
Disclosure of Share Based Compensation Plans [Line Items]
Range of share awards percentage for performance share plans		0.00%
Bottom of range | Executive Directors | Management Co-Investment Plan
Disclosure of Share Based Compensation Plans [Line Items]
Percentage of annual bonus allowed to be invested		33.00%
Top of range
Disclosure of Share Based Compensation Plans [Line Items]
Range of share awards percentage for performance share plans		200.00%
Top of range | Executive Directors | Management Co-Investment Plan
Disclosure of Share Based Compensation Plans [Line Items]
Percentage of annual bonus allowed to be invested		67.00%